Taxation - Schedule of Effective Income Tax Expense Weighted Average Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Effective Income Tax Expense Weighted Average Tax Rate [Abstract]
Loss before income tax from continuing operations	$ (8,457,748)	$ (8,091,307)	[1]	$ (19,538,810)	[1]
Profit/(loss) before income tax from discontinued operations		3,673,921		(8,250,448)
Accounting Profit before income tax	(8,457,748)	(4,417,386)		(27,789,258)
Income tax at statutory tax rates applicable to results in the respective countries	1,122,299	697,035		3,813,377
Effect of unrecognized temporary differences	301,427	(6,036)		(131,162)
Effect of unrecognized taxable losses	(1,531,269)	(604,436)		(3,157,160)
Effect of impact from application of different tax rates	107,543	(48,452)		(514,240)
Other effects		73,015
Income tax gain		111,126		10,815
Income tax gain reported in the statement of profit or loss			[1]	8,292	[1]
Income tax gain/(loss) attributable to discontinued operations		$ 111,126		$ 2,523

[1]	Amounts have been re-presented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).